Average Annual Total Returns - Class A - DWS Global Income Builder VIP	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index 60/40 (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Apr. 06, 1982	8.28%	8.38%	7.11%	16.25%	12.26%	9.13%	13.78%	9.59%	7.43%	7.58%	4.87%	4.16%